Employee benefits (Details 13) - Industrias Quimicas Falcon de Mexico Pension plan [Member] ₨ in Millions	Mar. 31, 2023 INR (₨)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation without effect of projected salary growth	₨ 205
Add: Effect of salary growth	86
Defined benefit obligation with projected salary growth	291
50 basis points increase | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	281
50 basis points increase | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	303
50 basis points decrease | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	303
50 basis points decrease | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	₨ 280